FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value
The following table provides the financial instruments measured at fair value (in thousands):

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$161,486	$161,486
Total liabilities	$—	$—	$161,486	$161,486

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$95,342	$95,342
Total liabilities	$—	$—	$95,342	$95,342

Key Assumptions Used for Valuation
The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

	Three Months Ended March 31,
	2021	2020
Volatility	65.0%	75.0%
Risk-free interest rate	0.1%	0.3%
Expected term (in years)	1.2	2.3
Dividend yield	—%	—%
Discount for lack of marketability	6.8%	40.0%

Schedule of Changes in Liability for Unobservable Inputs
The following table presents the changes in the liability for warrants on convertible preferred stock during the three months ended March 31, 2021 (in thousands):

Convertible Preferred Warrant Warrant Stock
Balance as of December 31, 2020	$95,342
Change in fair value of warrants	66,397
Exercised warrants	(253)
Balance as of March 31, 2021	$161,486